9. Stockholders Deficit - Summary of Stock Option Activity (Details) - Quarterly (USD $)	15 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member	Mar. 31, 2013 Quarterly Member	Dec. 31, 2013 Quarterly Member	Sep. 03, 2013 Quarterly Member
Beginning Balance, Options		300,000			300,000
Beginning Balance, Weighted Average Exercise Price		$ 0.375
Options Granted	300,000	0.25	0.25	300,000
Options Granted, Weighted Average Exercise Price	$ 0.375			$ 0.375
Options Granted, Weighted Average Remaining Contract (In Years)	5 years	0 years		0 years
Options Exercised
Options Forfeited/Cancelled		(100,000)
Options Forfeited/Cancelled, Exercise Price		$ 0.375
Ending Balance, Options Outstanding		200,000		300,000	300,000
Ending Balance, Weighted Average Exercise Price, Options Outstanding		$ 0.375		$ 0.375
Ending Balance, Weighted Average Remaining Contract (In Years), Options Outstanding	4 years 8 months	4 years 3 months		4 years 8 months
Ending Balance, Options Exercisable		200,000
Ending Balance, Options Exercisable, Exercise Price		$ 0.375